Note 2 - Risks and Uncertainties (Details Textual) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended		108 Months Ended	114 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2017
Net Income (Loss) Attributable to Parent, Total	$ (419)	$ (1,798)	$ (2,271)	$ (1,581)	$ (2,217)	$ (3,852)	$ (6,200)	$ (5,905)	$ (41,300)	$ (43,500)
Net Cash Provided by (Used in) Operating Activities, Total					(1,976)	(1,414)	(2,739)	(2,387)
Cash and Cash Equivalents, at Carrying Value, Ending Balance	2,265				2,265		2,449	1,405	2,449	2,265	$ 152
Working Capital	1,600				1,600		1,300		1,300	1,600
Stockholders' Equity Attributable to Parent, Ending Balance	$ 1,600	$ 724	$ (117)	$ (588)	$ 1,600	$ (117)	$ 1,385	$ 268	$ 1,385	$ 1,600	$ (3,689)